Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Provisions [line items]
Decommissioning liability	$ 100	$ 129	$ 147
Office lease provision	13	85	$ 101
Total	113	214
Current portion	16	28
Long-term portion	97	186
Total	$ 113	$ 214